Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax
PRC enterprise income tax	¥ 20,393	¥ 21,073	¥ 18,713
Deferred tax
Origination and reversal of temporary differences (Note 22)	(6,357)	(2,565)	547
Total tax expense (income)	¥ 14,036	¥ 18,508	¥ 19,260